UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $1,319,391
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.   Form 13F File Number        Name

 1.    028-10571                   Cobalt Offshore Fund Limited

 2.    028-10572                   Cobalt Partners, L.P.

 3.    028-12326                   Cobalt Partners II, L.P.
       -----------------------     ------------------------------------


                                                     FORM 13F INFORMATION TABLE

                              TITLE OF                   VALUE      SHARES/  SH/ PUT/  INVESTMENT      OTHR       VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000)    PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE    SHARED    NONE
AK STL HLDG CORP              COM            001547108    26,187   1,010,300 SH        SHARED-DEFINED  1,2,3        1,010,300
ALPHA NATURAL RESOURCES INC   COM            02076X102     2,214      43,042 SH        SHARED-DEFINED  1,2,3           43,042
AMERICAN TOWER CORP           CL A           029912201    52,848   1,469,211 SH        SHARED-DEFINED  1,2,3        1,469,211
ANADARKO PETE CORP            COM            032511107    41,331     852,000 SH        SHARED-DEFINED  1,2,3          852,000
ATLAS AMER INC                COM            049167109   152,970   4,484,598 SH        SHARED-DEFINED  1,2,3        4,484,598
ATLAS ENERGY RESOURCES LLC    COM            049303100   122,165   4,735,085 SH        SHARED-DEFINED  1,2,3        4,735,085
ATLAS PIPELINE HOLDINGS LP    COM UNITS LP   04939R108     8,707     365,494 SH        SHARED-DEFINED  1,2,3          356,494
BANK OF AMERICA CORPORATION   COM            060505104     2,100      60,000 SH        SHARED-DEFINED  1,2,3           60,000
CABOT OIL & GAS CORP          COM            127097103    28,566     790,437 SH        SHARED-DEFINED  1,2,3          790,437
CENTEX CORP                   COM            152312104     6,237     385,000 SH        SHARED-DEFINED  1,2,3          385,000
CENTURY ALUM CO               COM            156431108    36,414   1,315,042 SH        SHARED-DEFINED  1,2,3        1,315,042
CF INDS HLDGS INC             COM            125269100    49,980     546,470 SH        SHARED-DEFINED  1,2,3          546,470
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD   204412100    36,348   2,053,580 SH        SHARED-DEFINED  1,2,3        2,053,580
COMMSCOPE INC                 COM            203372107    11,584     334,400 SH        SHARED-DEFINED  1,2,3          334,400
CONSOL ENERGY INC             COM            20854P109     4,589     100,000 SH        SHARED-DEFINED  1,2,3          100,000
CROWN HOLDINGS INC            COM            228368106     1,325      59,639 SH        SHARED-DEFINED  1,2,3           59,639
CSX CORP                      COM            126408103    49,167     900,981 SH        SHARED-DEFINED  1,2,3          900,981
DELTA AIR LINES INC DEL       COM NEW        247361702    18,281   2,453,827 SH        SHARED-DEFINED  1,2,3        2,453,827
DINEEQUITY INC                COM            254423106     3,972     235,600 SH        SHARED-DEFINED  1,2,3          235,600
EBAY INC                      COM            278642103    11,190     500,000 SH        SHARED-DEFINED  1,2,3          500,000
EOG RES INC                   COM            26875P101     7,783      87,000 SH        SHARED-DEFINED  1,2,3           87,000
FRONTIER OIL CORP             COM            35914P105     8,289     450,000 SH        SHARED-DEFINED  1,2,3          450,000
GATX CORP                     COM            361448103     8,409     212,500 SH        SHARED-DEFINED  1,2,3          212,500
GENWORTH FINL INC             COM CL A       37247D106       861     100,000 SH        SHARED-DEFINED  1,2,3          100,000
GRAFTECH INTL LTD             COM            384313102    50,906   3,369,027 SH        SHARED-DEFINED  1,2,3        3,369,027
HILB ROGAL & HOBBS CO         COM            431294107     3,739      80,000 SH        SHARED-DEFINED  1,2,3           80,000
HORSEHEAD HLDG CORP           COM            440694305    13,955   2,365,239 SH        SHARED-DEFINED  1,2,3        2,365,239
INTL PAPER CO                 COM            460146103     2,618     100,000 SH        SHARED-DEFINED  1,2,3          100,000
INTREPID POTASH INC           COM            46121Y102     5,510     182,820 SH        SHARED-DEFINED  1,2,3          182,820
ISHARES TR                    RUSSELL 2000   464287655     6,607      97,167 SH        SHARED-DEFINED  1,2,3           97,167
JOY GLOBAL INC                COM            481165108     8,115     179,776 SH        SHARED-DEFINED  1,2,3          179,776
JPMORGAN & CHASE & CO         COM            46625H100    15,645     335,000 SH        SHARED-DEFINED  1,2,3          335,000
LENNAR CORP                   CL A           526057104     2,430     160,000 SH        SHARED-DEFINED  1,2,3          160,000
LOWES COS INC                 COM            548661107     4,738     200,000 SH        SHARED-DEFINED  1,2,3          200,000
MARRIOTT INTL INC NEW         CL A           571903202     2,609     100,000 SH        SHARED-DEFINED  1,2,3          100,000
MEMC ELECTR MATLS INC         COM            552715104     5,652     200,000 SH        SHARED-DEFINED  1,2,3          200,000
MERRILL LYNCH & CO INC        COM            590188108    18,191     719,000 SH        SHARED-DEFINED  1,2,3          719,000
MOHAWK INDS INC               COM            608190104     7,379     109,500 SH        SHARED-DEFINED  1,2,3          109,500
NATIONAL OILWELL VARCO INC    COM            637071101     4,616      91,903 SH        SHARED-DEFINED  1,2,3           91,903
OCCIDENTAL PETE CORP DEL      COM            674599105    84,702   1,202,300 SH        SHARED-DEFINED  1,2,3        1,202,300
OWENS ILL INC                 COM NEW        690768403    18,966     645,114 SH        SHARED-DEFINED  1,2,3          645,114
PMI GROUP INC                 COM            69344M101     2,065     700,000 SH        SHARED-DEFINED  1,2,3          700,000
POTASH CORP SASK INC          COM            73755L107    38,679     293,000 SH        SHARED-DEFINED  1,2,3          293,000
QUEST DIAGNOSTICS INC         COM            74834L100    11,847     229,286 SH        SHARED-DEFINED  1,2,3          229,286
RANGE RES CORP                COM            75281A109    27,437     640,000 SH        SHARED-DEFINED  1,2,3          640,000
SPDR GOLD TRUST               GOLD SHS       78463V107    55,296     650,000 SH        SHARED-DEFINED  1,2,3          650,000
SPDR TR                       UNIT SER 1     78462F103    23,198     200,000 SH        SHARED-DEFINED  1,2,3          200,000
STEEL DYNAMICS INC            COM            858119100    14,538     850,647 SH        SHARED-DEFINED  1,2,3          850,647
STEWART ENTERPRISES INC       CL A           860370105     2,800     356,221 SH        SHARED-DEFINED  1,2,3          356,221
TERRA INDS INC                COM            880915103    43,368   1,475,101 SH        SHARED-DEFINED  1,2,3        1,475,101
TRANSOCEAN INC NEW            SHS            G90073100    72,775     662,554 SH        SHARED-DEFINED  1,2,3          662,554
UNION PAC CORP                COM            907818108    36,674     515,373 SH        SHARED-DEFINED  1,2,3          515,373
WACHOVIA CORP NEW             COM            929903102       700     200,000 SH        SHARED-DEFINED  1,2,3          200,000
WALTER INDS INC               COM            93317Q105    34,960     736,771 SH        SHARED-DEFINED  1,2,3          736,771
WELLPOINT INC                 COM            94973V107     7,062     151,000 SH        SHARED-DEFINED  1,2,3          151,000



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